Organization (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001